Leases Payable and Related Obligations (Details) - Schedule of Future Minimum Lease Payments - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases Payable and Related Obligations (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Total	R$ 362,060	R$ 317,333	R$ 249,151
1 year [Member]
Leases Payable and Related Obligations (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Total	77,456
2 years [Member]
Leases Payable and Related Obligations (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Total	67,903
3 years [Member]
Leases Payable and Related Obligations (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Total	51,828
4 years [Member]
Leases Payable and Related Obligations (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Total	41,136
5 years [Member]
Leases Payable and Related Obligations (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Total	33,840
Above 5 years [Member]
Leases Payable and Related Obligations (Details) - Schedule of Future Minimum Lease Payments [Line Items]
Total	R$ 89,897